Schedule of Fair Value Measured on Recurring Basis Unobservable Input Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended				12 Months Ended	24 Months Ended
	Sep. 30, 2025		Sep. 30, 2024		Sep. 30, 2025		Sep. 30, 2024		Mar. 31, 2025	Mar. 31, 2024
Fair Value Disclosures [Abstract]
Beginning balance	$ 1,687		$ 1,943		$ 1,687		$ 1,964		$ 1,964	$ 2,078
Gains (losses) recognized in accumulated other comprehensive income (loss)	90	[1]	26	[1]	90	[1]	5	[1]	(277) [2]	(114) [2]
Ending balance	$ 1,777		$ 1,969		$ 1,777		$ 1,969		$ 1,687	$ 1,964

[1]	Recorded in unrealized gain (loss) on available-for-sale debt securities.
[2]	Recorded in unrealized gain (loss) on available-for-sale debt securities.